LEASES (Details Narrative) - USD ($)	1 Months Ended			12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Dec. 31, 2022	Dec. 31, 2021
Leases
Operating lease, term of contract	12 months	12 months	12 months
Lease expiration date	Nov. 01, 2023	Oct. 31, 2022	Oct. 31, 2021
Rent expense				$ 118,000	$ 110,000